UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                   DATE OF REPORTING PERIOD: JANUARY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                     HAVERFORD QUALITY
                                                    GROWTH STOCK FUND
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS
  COMMON STOCK - 97.5%
--------------------------------------------------------------------------------
                                                        SHARES          VALUE
                                                      ---------     ------------
  CONSUMER DISCRETIONARY - 8.7%
     Johnson Controls                                    13,425     $    474,842
     Lowe's                                              23,850          630,594
     McGraw-Hill                                          4,825          206,317
     Target                                              12,475          693,361
                                                                    ------------
                                                                       2,005,114
                                                                    ------------
  CONSUMER STAPLES - 18.2%
     Coca-Cola                                            5,775          341,707
     Colgate-Palmolive                                    9,050          696,850
     CVS Caremark                                        15,375          600,701
     PepsiCo                                             14,400          981,936
     Procter & Gamble                                    14,500          956,275
     Wal-Mart Stores                                     11,750          597,840
                                                                    ------------
                                                                       4,175,309
                                                                    ------------
  ENERGY - 2.4%
     Exxon Mobil                                          6,350          548,640
                                                                    ------------

  FINANCIAL SERVICES - 22.8%
     Aflac                                               13,700          840,221
     American Express                                    15,450          761,994
     American International Group                        22,400        1,235,584
     Legg Mason                                           9,800          705,600
     Prudential Financial                                 6,525          550,514
     Wells Fargo                                         33,250        1,130,833
                                                                    ------------
                                                                       5,224,746
                                                                    ------------
  HEALTH CARE - 19.6%
     Abbott Laboratories                                 11,875          668,562
     Becton Dickinson                                     7,750          670,608
     Johnson & Johnson                                   13,550          857,173
     Medtronic                                           25,700        1,196,849
     Novartis ADR                                        22,025        1,114,685
                                                                    ------------
                                                                       4,507,877
                                                                    ------------

THE ADVISORS' INNER CIRCLE FUND                     HAVERFORD QUALITY
                                                    GROWTH STOCK FUND
                                                    JANUARY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                        SHARES          VALUE
                                                      ---------     ------------
  INDUSTRIAL - 13.6%
     3M                                                   5,725     $    455,996
     General Electric                                    28,825        1,020,693
     United Parcel Service, Cl B                          9,475          693,191
     United Technologies                                 12,875          945,154
                                                                    ------------
                                                                       3,115,034
                                                                    ------------
  INFORMATION SERVICES - 12.2%
     Automatic Data Processing                           16,250          659,263
     Intel                                               48,000        1,017,600
     Microsoft                                           34,275        1,117,365
                                                                    ------------
                                                                       2,794,228
                                                                    ------------
     TOTAL COMMON STOCK
        (Cost $20,520,489)                                            22,370,948
                                                                    ------------

--------------------------------------------------------------------------------
  CASH EQUIVALENT - 2.6%
--------------------------------------------------------------------------------
     SEI Daily Income Trust, Prime Obligation Fund,
        Cl A, 5.250% (A)
        (Cost $608,371)                                 608,371          608,371
                                                                    ------------
     TOTAL INVESTMENTS - 100.1%
        (Cost $21,128,860) +                                        $ 22,979,319
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $22,954,311.

(A) THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2008. ADR - AMERICAN DEPOSITARY RECEIPT
CL  - CLASS

+ AT JANUARY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $21,128,860, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,480,198 AND $(629,739), RESPECTIVELY.

    FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


HIM-QH-001-0800

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------------------
                                             James F. Volk
                                             President

Date: March 26, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------------------
                                             James F. Volk
                                             President

Date: March 26, 2008

By (Signature and Title)*                    /s/ Michael Lawson
                                             -------------------------------
                                             Michael Lawson
                                             Controller & CFO

Date: March 26, 2008



* Print the name and title of each signing officer under his or her signature.